Organization and description of business (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of net assets of disposal group

The following table presents the components of discontinued operations reported in the consolidated balance sheets:

2018
Cash	$5
Advances to suppliers	45
Goodwill	12,831
Intangible assets	16,402
Assets held for sale	29,283
Classified as:
— Current	29,283
— Non-current	—

Other payables, accrued liabilities and customer deposits	$182
Deferred tax liabilities	4,100
Liabilities held for sale	4,282
Classified as:
— Current	4,282
— Non-current	—

The following table presents the components of discontinued operations reported in the consolidated statements of comprehensive loss:

	Year ended December 31,
	2019	2018	2017
Revenues	$—	$—	$—
Cost of revenues	—	—	—
Operating expenses	(7)	(8,005)	(2,740)
Loss before provision for income taxes	(7)	(8,005)	(2,740)
Income tax credit	—	492	329
Loss from discontinued operations, net of income taxes	(7)	(7,513)	(2,411)

The following table summarizes the net assets of CSL at the date of disposal:

Date of disposal
of 51% equity
interest in CSL
(December 31, 2019)
Cash	$2
Advances to suppliers	44
Goodwill	12,831
Intangible assets	16,402
Other payables, accrued liabilities and customer deposits	(185)
Deferred tax liabilities	(4,100)
Net assets of CSL upon disposal	24,994
51%
Interests in net assets of CSL being disposed of	12,747
Consideration	12,750
Gain on disposal of subsidiary	3

SGOCO Shenzhen [Member]
Schedule of net assets of disposal group

The following table represents the net assets of the SGOCO Shenzhen as of May 31, 2018 (date of disposal):

Carrying amount
Cash	$1
Accounts receivable	(5)
Accounts payable, trade	(240)
Other receivables and prepayments	1
Other payables and accrued liabilities	(21)
Net assets as of May 31, 2018 (date of disposal)	(264)
Consideration	$1
Gain on disposal of a subsidiary	$(263)